Acquisitions	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Acquisitions

NOTE 3 – ACQUISITIONS

On May 16, 2016, the Company completed the acquisition through merger of CBN, with the Bank surviving the merger. The Merger was consummated pursuant to the terms of the Merger Agreement, dated February 10, 2016, and as amended on May 13, 2016. The Merger expands our presence in our Rice Lake, Wisconsin market with five additional branches.

Under the terms of the Merger Agreement, the total purchase price paid in a combination of cash and debt issued by the Company was $17,447, which represented a $16,762 book value of CBN as of April 30, 2016, less a capital dividend of $4,342 declared by CBN, plus a $5,000 fixed premium and daily interest through May 16, 2016 in the amount of $27. The Merger added $167,469 in assets, $111,740 in loans, $151,020 in deposits, $4,228 in goodwill, and $607 in a core deposit intangible. Acquisition costs consisting of accounting, legal and other professional fees were approximately $701 through September 30, 2016 and were accrued for in non-interest expense.

The following is a reconciliation of consideration paid, net assets acquired, net of fair value adjustments, and goodwill resulting from the acquisition of CBN as of the acquisition date:

	(Dollars in thousands)
Consideration paid:
Debt issued by buyer	$11,000
Cash paid by buyer	6,447

Total consideration paid for CBN	$17,447

CBN’s net assets at fair value:
CBN net assets acquired	$12,510
Adjustments to reflect assets and liabilities acquired at fair value:
Investment securities discount/premium, net	(108)	(2)
Performing loans	(203)	(3)
Nonperforming loans	(1,706)	(3)
Allowance for loan losses	1,832	(3)
Property and equipment, net	88	(4)
REO property	(43)	(6)
Bank owned life insurance investment	(40)	(7)
Deposits	282	(8)
Core deposit intangible	607	(5)

Total identifiable net assets	$13,219

Total goodwill	$4,228	(9)

The acquisition of the net assets of CBN constitutes a business combination as defined by FASB ASC Topic 805, “Business Combinations.” Accordingly, the assets acquired and liabilities assumed are presented at their fair values at acquisition date. Fair values were determined based on the requirements of FASB ASC Topic 820, Fair Value Measurements. In many cases, the determination of these fair values required management to make estimates regarding discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature and subject to change for a period up to 12 months after the acquisition date. The following schedule is a breakdown of the assets acquired, liabilities assumed, related fair value adjustments, and resulting goodwill:

	Community Bank of Northern Wisconsin	Fair Value Adjustments		Fair Value
	(Dollars in thousands)
Assets
Cash and cash equivalents	$28,104	$—		$28,104
Other interest bearing deposits	5,000	(6	)(2)	4,994
Investment securities	16,825	(102	)(2)	16,723
Federal Home Loan Bank stock	405	—		405
Loans receivable	113,649	(1,909	)(3)	111,740
Allowance for loan losses	(1,832)	1,832	(3)	—

Loans receivable, net	111,817	(77)		111,740
Office properties and equipment, net	2,741	88	(4)	2,829
Accrued interest receivable	540	—		540
Intangible assets	—	607	(5)	607
Foreclosed and repossessed assets, net	265	(43	)(6)	222
Other assets	1,345	(40	)(7)	1,305

TOTAL ASSETS	$167,042	$427		$167,469

Liabilities and Stockholders’ Equity
Liabilities:
Deposits	$151,302	$(282	)(8)	$151,020
Federal Home Loan Bank advances	3,000	—		3,000
Other liabilities	230	—		230

Total liabilities	154,532	(282)		154,250
Stockholders’ equity:
Common stock	—	—		—
Additional paid-in capital	12,510	(12,510	)(9)	—
Retained earnings	—	—		—
Unearned deferred compensation	—	—		—
Accumulated other comprehensive loss	—	—		—

Total stockholders’ equity	12,510	(12,510)		—

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$167,042	$(12,792)		$154,250

Total identifiable net assets acquired				13,219
Purchase price				17,447

Goodwill recognized				$4,228

The following is a description of the methods used to determine, and adjustments necessary to present, the fair values of significant assets and liabilities presented above:

Cash and cash equivalents-The carrying amount of these assets is a reasonable estimate of fair value based on the short-term nature of these assets.

Other interest bearing deposits-Other interest bearing deposits were acquired from CBN with a $6 adjustment (2) to market value based upon quoted market prices or other observable outputs.

Investment Securities-Investment securities were acquired from CBN with a $102 adjustment (2) to market value based upon quoted market prices or other observable outputs.

Federal Home Loan Bank (FHLB) stock-Non-marketable investments in FHLB stock are carried at cost, which is their redeemable fair value since the market for each category of this stock is restricted.

Loans Receivable-Fair values for loans were based on a discounted cash flow methodology that considered factors including the type of loan, related collateral, classification status, interest rate, term of the loan, whether the loan was amortizing, and current discount rates. The discount rates used for loans are based on current market rates for new originations of comparable loans and include adjustments for liquidity concerns.

We evaluated $109,202 of loans purchased in conjunction with the acquisition in accordance with the provisions of FASB ASC Topic 310-20, Nonrefundable Fees and Other Costs, and those loans were recorded with a $203 discount, included in fair value adjustment (3) above. As a result, the fair value discount on these loans is being accreted into interest income over the weighted average life of the loans, using a constant yield method. The remaining $4,447 of loans evaluated were considered purchased credit impaired loans within the provisions of FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, and were recorded with a $1,706 discount, which is included in fair value adjustment (3) above. These purchased credit impaired loans will recognize interest income through accretion of the difference between the carrying amount of the loans and the expected cash flows.

Office properties and equipment-The fair values of office properties and equipment were based on the appraised value of the property. The fair value adjustment (4) of $88 will be amortized over the remaining economic life of the properties, which is estimated to be 25 years.

Accrued interest receivable-Accrued interest receivable was acquired at market value.

Intangible assets-Core deposit intangible assets represent the value of the relationships that CBN had with its deposit customers. The fair value of this intangible asset was estimated based on a discounted cash flow methodology that gave appropriate consideration to expected customer attrition rates, cost of the deposit base, and the net maintenance cost attributable to customer deposits. The Company recorded $607 of gross core deposit intangible as a result of the CBN acquisition, fair value adjustment (5) above, which will be amortized over seven years.

Foreclosed and repossessed assets-The carrying amount of these acquired assets were deemed to be a reasonable estimate of their fair value at the date of acquisition except for one purchased credit impaired loan in the amount of $91 that was transferred to real estate owned on May 16, 2016. This purchased credit impaired loan was considered within the provisions of FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, and was recorded with a $43 discount, which is included in fair value adjustment (6) above.

Other assets- The carrying amount of these acquired assets were deemed to be a reasonable estimate of their fair value at the date of acquisition, except for two BOLI investment policies acquired with surrender charges. These BOLI policies were recorded with a $40 discount, which is included in fair value adjustment (7) above.

Deposits-The fair value of deposits with no stated maturity, such as demand deposits, savings accounts, and money market accounts, is the amount payable on demand at the reporting date. The fair value of fixed rate certificate accounts is calculated by using discounted cash flows applying interest rates currently being offered on similar certificates. The Company determined that the fair value of fixed rate certificate deposits exceeded book value by $282; fair value adjustment (8) above. This fair value adjustment will be amortized over the weighted average life of these deposits, which is estimated to be 17 months.

FHLB advances and other borrowings-The fair value of long-term borrowed funds is estimated using discounted cash flows based on the Bank’s current incremental borrowing rates for similar borrowing arrangements. The carrying value of short-term borrowed funds approximates their fair value.

Other liabilities- The carrying amount of these acquired assets were deemed to be a reasonable estimate of their fair value at the date of acquisition.

Stockholders’ equity-All equity of the acquired CBN entity was eliminated as a result of the acquisition; fair value adjustment (9) above.

The following unaudited pro forma condensed financial information presents our results of operations, including the effects of the purchase accounting adjustments and acquisition expenses, had the acquisition taken place at the beginning of the period presented:

	Citizens Community Bancorp, Inc. Year Ended 09/30/2015 (As Restated)	Community Bank of Northern Wisconsin Year Ended 12/31/2015	Pro Forma Adjustments		Pro Forma Combined
Interest and dividend income:
Interest and fees on loans	$21,641	$5,698	$34	(3)	$27,373
Interest and dividends on investments	1,363	469	—		1,832

Total interest and dividend income	23,004	6,167	34		29,205
Interest expense:
Interest on deposits	3,808	956	199	(6)	4,963
Interest on borrowed funds	630	31	367	(1)	1,028

Total interest expense	4,438	987	566		5,991

Net interest income before provision for loan losses	18,566	5,180	(532)		23,214
Provision for loan losses	656	84	—		740

Net interest income after provision for loan losses	17,910	5,096	(532)		22,474
Non-interest income	3,913	463	—		4,376
Non-interest expense	17,403	4,123	91	(4) (5)	21,617

Income before provision for income tax	4,420	1,436	(623)		5,233
Provision for income taxes	1,614	18	—		1,632

Net income attributable to common stockholders	$2,806	$1,418	$(623)		$3,601

Per share information:
Basic earnings	$0.54				$0.69

Diluted earnings	$0.54				$0.69

The following is a description of the methods used to determine the pro forma adjustments presented above:

(1)	Annual interest expense of $367; represents interest on debt incurred to partially fund the acquisition of CBN. Interest expense was based on $11,000 borrowings at an annual interest rate of 3.3366%, which represents the interest rate at the time of the acquisition.
(2)	Pro forma adjustments to non-interest expense consist of the following:
(3)	Fair value adjustment to performing loans of $203, amortized over 72 months; the weighted average remaining life of the loans, or ($34) annually.
(4)	Fair value adjustment to office properties and equipment of $88, amortized over the estimated remaining life of the buildings of 25 years, or $4 annually.
(5)	Core deposit intangible of $607, amortized over the estimated life of the intangible asset of seven years, or $87 annually.
(6)	Fair value adjustment to deposits of $282, amortized over the weighted average life of the deposits of 17 months, or $199 annually.

Selectively purchased loans and deposits—Central Bank -In February 2016, the Bank selectively purchased loans and deposit from Central Bank in Rice Lake and Barron, Wisconsin. The fair value of the acquired assets totaled $17,323, including $10,001 in cash, $16,363 in loans and $786 in fixed and other assets. The Bank also assumed $27,131 in deposits, for which it paid a deposit premium of $707, as part of the transaction. The assets and liabilities relating to these selectively purchased loans and deposits were recorded on the Bank’s balance sheet at their preliminary fair values as of February 5, 2016 and the related results of operations for these branches have been included in the Company’s consolidated statement of comprehensive income since that date. Based on the purchase price allocation, the Corporation recorded $435 in goodwill and $272 in core deposit intangibles. These fair value amounts are based on third party valuations. The goodwill for this transaction is deductible for income tax purposes.